Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan

NOTE 1. DESCRIPTION OF THE PLAN

The following brief description of the First US Bancshares, Inc. 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan is a controlled group defined contribution plan, which provides savings benefits for substantially all employees of the following members of the controlled group of First US Bancshares, Inc. (the “Company” and the “Plan Sponsor,” as applicable):

First US Bancshares, Inc. (parent company)

First US Bank (the “Bank”)

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 , as amended (“ERISA”).

The Plan is currently administered by certain employees of the Bank.

The trustee and custodian of the Plan is Matrix Trust Company. The recordkeeper for the Plan during calendar year 2025 was OneAmerica Financial Partners, Inc. ("OneAmerica"). On January 2, 2025, VOYA Financial Inc. ("VOYA") completed its acquisition of the full-service retirement plan business of OneAmerica. The transition of the Plan recordkeeping and administrative services from OneAmerica to VOYA was completed on April 13, 2026.

Contributions

Participants elect to make contributions on a pre-tax basis (traditional 401(k)) or on an after-tax basis (Roth 401(k)), as defined in the Plan, in amounts up to the applicable limitations of the Internal Revenue Code (“IRC”). Participants age 50 or over may make “catch-up” contributions to their accounts. Participants may roll over amounts representing distributions from other qualified defined benefit or defined contribution plans and conduit individual retirement accounts. The Plan provides that the Plan Sponsor will make a safe harbor matching contribution in an amount equal to 100% of the first 4% of compensation deferred. Under the terms of the Plan, the Plan Sponsor also has the discretion to make additional contributions in the form of matching contributions and non-elective contributions. There were no such discretionary contributions made during the year ended December 31, 2025.

Participants can elect to invest up to 20% of incoming contributions (measured at the time of investment) in the Plan in the form of Company common stock. The Plan held 101,428 and 119,915 shares of Company common stock as of December 31, 2025 and 2024, respectively.

Participant Accounts

Each participant’s account is credited with the participant’s contributions, the Plan Sponsor’s match, the Plan Sponsor’s discretionary contribution, and earnings thereon, and is reduced for any participant withdrawals or distributions and certain administrative expenses. Allocations are based on participant earnings or account balances, as defined in the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account. Participants direct the investment of their accounts among any of the Plan’s investment options.

Eligibility and Vesting

All employees are eligible to participate in the Plan on the first day of the month following their date of commencement of employment. Participants are immediately vested in their contributions, the Company’s matching contributions, discretionary employer contributions and earnings thereon.

Forfeitures

Participants are immediately vested in their contributions, the Company’s matching contributions, discretionary employer contributions and earnings thereon; therefore, the Plan has no forfeitures.

NOTE 1. DESCRIPTION OF THE PLAN (Continued)

Administrative Expenses

Plan provisions allow for administrative expenses, including, but not limited to, audit fees, custodial and trustee fees, investment manager fees and recordkeeping fees, to be paid by the Plan and allocated to participant accounts. Any expenses not borne by the Plan are paid by the Company. For the year ended December 31, 2025, the Company paid the Plan’s audit fees, which totaled $24,320.

Payment of Benefits

Participants are eligible to receive a distribution upon termination, retirement or disability. Upon termination or retirement, participants may elect to receive distributions in a lump sum or installments, or they may roll over their account balances into other qualified plans. If a participant dies, the total account balance will be paid to the designated beneficiary or to the participant’s estate.

Participants are also eligible to receive hardship distributions from their accounts when a financial need is present that is deemed to be heavy and immediate, as defined in the Plan. Non-hardship in-service withdrawals are available to participants once they have attained age 59½.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan, subject to the provisions of ERISA. In the event of Plan termination, participants remain 100% vested in their employer contributions.